Preference shares liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Schedule of movements in preference shares liabilities
The movements of preference shares during the years ended December 31, 2022 and 2023 are as follows:

	Present value of redemption amount	Conversion feature	Total
Balance at January 1, 2022	$61,373,153	$425,031,617	$486,404,770
Changes in the carrying amount of preference shares liabilities (note 10(a))	3,752,758	—	3,752,758
Changes in fair value recognized in profit or loss	—	60,091,353	60,091,353
Reclassification to share capital and share premium upon listing	(65,125,911)	(485,122,970)	(550,248,881)
Balance at December 31, 2022 and 2023	$—	$—	$—